Schedule of Related Party Transactions (Detail) (Pfizer, USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Transitional Services Agreement
Related Party Transaction [Line Items]
Amount charged under agreement with Pfizer	$ 31	$ 58
Master Manufacturing And Supply Agreements
Related Party Transaction [Line Items]
Amount charged under agreement with Pfizer	65	122
Employee Matters Agreement
Related Party Transaction [Line Items]
Amount charged under agreement with Pfizer	$ 51	$ 99